Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Cash and Cash Equivalents	13. Cash and cash equivalents

	2022	2021
	$’000	$’000
Cash on hand	42	13
Cash at bank	168,325	39,814
Short-term bank deposits	140,866	30,409
	309,233	70,236